SCHEDULE OF COMPANY MAXIMUM EXPOSURE TO CREDIT RISK (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Cash	$ 53,799	$ 119,357	$ 46,648	$ 63,990
VAT recoverable	55,334	54,947	45,668	44,260
Loan to related parties	29,240		79,316
Total	138,373	174,304	171,632	151,778
Loan to related parties				43,528
Total	$ 138,373	$ 174,304	$ 171,632	$ 151,778